Deferred Compensation Plan for Certain Directors	12 Months Ended
Dec. 31, 2024
Deferred Compensation Plan for Certain Directors
Deferred Compensation Plan for Certain Directors

Note 16. Deferred Compensation Plan for Certain Directors

The Company maintains a directors’ deferred compensation plan. Participants are general unsecured creditors of the Company with respect to these benefits. The benefits accrued under this plan were $22,000 and $33,000 at December 31, 2024 and 2023, respectively, and consist of funds for two directors for 2024 and three directors for 2023. These funds do not accrue interest and will be paid out upon retirement from the Board.